Royalty, stream and working interests	6 Months Ended
Jun. 30, 2022
Royalty, stream and working interests
Royalty, stream and working interests

Note 7 - Royalty, stream and working interests

(a)	Royalties, streams and working interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges and reversals, comprised the following:

			Impairment
		Accumulated	(charges)
As at June 30, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,580.5	$(702.1)	$—	$878.4
Streams	4,511.9	(1,979.4)	—	2,532.5
Energy	1,964.2	(740.2)	—	1,224.0
Advanced	363.5	(56.7)	—	306.8
Exploration	69.3	(12.8)	—	56.5
	$8,489.4	$(3,491.2)	$—	$4,998.2
1.	Accumulated depletion includes previously recognized impairment charges and reversals.

			Impairments
		Accumulated	(charges)
As at December 31, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,590.2	$(687.2)	$—	$903.0
Streams	4,511.9	(1,888.9)	—	2,623.0
Energy	1,972.6	(789.8)	75.5	1,258.3
Advanced	365.9	(49.6)	(7.5)	308.8
Exploration	67.1	(10.9)	—	56.2
	$8,507.7	$(3,426.4)	$68.0	$5,149.3

1.	Accumulated depletion includes previously recognized impairment charges and reversals.

Changes in royalty, stream and working interests for the periods ended June 30, 2022 and December 31, 2021 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2021	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1
Additions	540.0	165.6	24.7	22.7	—	753.0
Transfers	6.3	—	—	—	(6.3)	—
Impairment (charges) and reversals	—	—	75.5	(7.5)	—	68.0
Depletion	(42.7)	(196.2)	(57.9)	(0.6)	—	(297.4)
Impact of foreign exchange	(7.5)	—	1.4	0.2	(0.5)	(6.4)
Balance at December 31, 2021	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3

Additions	$6.3	$—	$3.6	$—	$1.1	$11.0
Depletion	(20.2)	(90.5)	(32.3)	(0.2)	—	(143.2)
Impact of foreign exchange	(10.7)	—	(5.6)	(1.8)	(0.8)	(18.9)
Balance at June 30, 2022	$878.4	$2,532.5	$1,224.0	$306.8	$56.5	$4,998.2

Of the total net book value as at June 30, 2022, $4,119.6 million (December 31, 2021 - $4,107.5 million) is depletable and $878.6 million (December 31, 2021 - $1,041.8 million) is non-depletable.